Form N-CSR Cover	12 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR (the "Amendment") for the period ended May 31, 2025 originally filed with the Securities and Exchange Commission on August 4, (Accession Numbers 0000766285-25-000013). The sole purpose of the Amendment is to file a revised Report of the Independent Registered Public Accounting Firm that corrects the year they started auditing the Funds and to update the Subsequent Events to reflect the new president of the Fund's Trust. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing.
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025